Share based payments - Equity incentive plan (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost	$ 718,360
Expected period of recognition for unrecognized compensation cost	0 years 10 months 12 days